Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2019
Subsequent Events
Schedule of Derivative Instruments

Counterparty	Inception	Expiry	Fixed Rate	Amortizing Notional amount	Average Annual amortization
ING	29-Mar-20	29-Mar-26	0.70%	from $29.96 mil to $17.65 mil	$1.2 million
DNB	30-Mar-20	28-Sep-23	0.64%	from $128.91 mil to $51.02 mil	$6.0 million
SEB	30-Mar-20	28-Sep-23	0.63%	from $51.57 mil to $20.41 mil	$2.4 million
ING	2-Apr-20	2-Oct-25	0.70%	from $19.69 mil to $9.84 mil	$1.9 million
ING	2-Apr-20	2-Oct-25	0.70%	from $19.69 mil to $9.84 mil	$1.9 million
ING	3-Apr-20	3-Apr-23	0.68%	from $16.16 mil to $12.74 mil	$0.3 million
SEB	30-Apr-20	30-Jan-25	0.73%	from $29.44 mil to $19.25 mil	$2.7 million
SEB	30-Apr-20	30-Jan-25	0.73%	from $29.44 mil to $19.25 mil	$2.7 million